BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS ALL-CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2021 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
COMMON STOCKS—98.4%
Communication Services—5.1%
Activision Blizzard, Inc.	87,616	$8,520,656
Alphabet, Inc., Class A*	7,871	18,550,766
Electronic Arts, Inc.	28,310	4,046,348
Facebook, Inc., Class A*	39,292	12,916,459
Interpublic Group of Cos., Inc., (The)	449,811	15,154,133
Momo, Inc. - SP ADR	154,563	2,168,519
NetEase, Inc. - ADR	89,022	10,498,365
Omnicom Group, Inc.	59,333	4,879,546
T-Mobile US, Inc.*	119,342	16,880,926
		93,615,718
Consumer Discretionary—9.8%
AutoZone, Inc.*	8,689	12,221,947
Dollar General Corp.	44,332	8,997,623
eBay, Inc.	183,851	11,192,849
Foot Locker, Inc.	285,566	18,073,472
Gentex Corp.	91,032	3,231,636
Harley-Davidson, Inc.	234,572	11,369,705
International Game Technology PLC*	355,048	8,613,464
Lear Corp.	47,305	9,146,895
LKQ Corp.*	347,937	17,730,870
Lowe's Cos., Inc.	38,627	7,525,698
Magna International, Inc.	63,558	6,393,299
Mohawk Industries, Inc.*	76,485	16,113,860
NVR, Inc.*	3,456	16,890,267
Polaris, Inc.(a)	43,056	5,649,808
Travel + Leisure Co.	87,011	5,668,767
Ulta Beauty, Inc.*(a)	16,867	5,825,187
Whirlpool Corp.(a)	42,441	10,062,337
Wyndham Hotels & Resorts, Inc.	75,946	5,700,507
		180,408,191
Consumer Staples—1.8%
Altria Group, Inc.	113,775	5,600,006
Ambev SA - ADR(a)	1,257,274	4,350,168
Coca-Cola Europacific Partners PLC	96,274	5,826,502
Nomad Foods Ltd.*(a)	286,538	8,788,120
Philip Morris International, Inc.	86,686	8,359,131
		32,923,927
Energy—5.5%
BP PLC - SP ADR	188,548	4,945,614
Canadian Natural Resources Ltd.(a)	239,621	8,295,679
ChampionX Corp.*	129,599	3,434,374
ConocoPhillips	166,845	9,299,940
Devon Energy Corp.	239,569	6,362,953
Diamondback Energy, Inc.	140,361	11,238,705
EOG Resources, Inc.	144,816	11,634,517
Helmerich & Payne, Inc.	211,210	5,966,683
Marathon Oil Corp.	751,365	9,099,030
Phillips 66	66,663	5,614,358
Pioneer Natural Resources Co.(a)	49,370	7,513,620
Royal Dutch Shell PLC, Class A - SP ADR(a)	133,892	5,169,570
Schlumberger Ltd.	349,869	10,961,396
World Fuel Services Corp.	39,511	1,214,173
		100,750,612
Financials—24.4%
Aflac, Inc.	270,333	15,322,474
Alleghany Corp.*	21,059	15,090,248
Allstate Corp., (The)	149,571	20,432,894
American International Group, Inc.	506,187	26,746,921
Aon PLC, Class A(a)	38,350	9,716,739
Bank of America Corp.	1,079,509	45,760,387
Charles Schwab Corp., (The)	312,817	23,101,535
Chubb Ltd.	107,574	18,286,504
Citigroup, Inc.	370,623	29,171,736
Discover Financial Services(a)	100,103	11,738,078
Fifth Third Bancorp	222,051	9,357,229
Globe Life, Inc.	84,054	8,860,973
Goldman Sachs Group, Inc., (The)	63,254	23,531,753
Huntington Bancshares, Inc.	704,536	11,173,941
JPMorgan Chase & Co.	234,241	38,471,742
KeyCorp	1,046,367	24,108,296
Loews Corp.	284,808	16,627,091
Markel Corp.*	6,151	7,537,989
Renaissance Holdings Ltd.	91,264	14,065,608
Synchrony Financial(a)	220,682	10,462,534
Travelers Cos., Inc., (The)	73,015	11,660,495
Truist Financial Corp.	358,669	22,158,571
Wells Fargo & Co.	451,069	21,073,944
White Mountains Insurance Group Ltd.	13,663	16,304,878
		450,762,560
Health Care—22.6%
AbbVie, Inc.	205,258	23,235,206
AmerisourceBergen Corp.	103,577	11,884,425
Amgen, Inc.	91,963	21,881,676
Anthem, Inc.	55,959	22,283,993
Avantor, Inc.*	521,482	16,765,646
Biogen, Inc.*(a)	44,115	11,799,880
Centene Corp.*	276,038	20,316,397
Change Healthcare, Inc.*	329,667	7,727,394
Cigna Corp.	41,188	10,661,514
Humana, Inc.	33,645	14,726,416
Johnson & Johnson	328,267	55,559,190
Laboratory Corp. of America Holdings*	27,093	7,436,487
McKesson Corp.	109,828	21,129,809
Medtronic PLC	312,171	39,517,727
Merck & Co., Inc.	269,846	20,478,613
Molina Healthcare, Inc.*	32,773	8,237,821
Novartis AG - SP ADR	244,811	21,636,396
Pfizer, Inc.	685,944	26,566,611
Roche Holding AG - SP ADR	201,402	8,813,351
Stryker Corp.	30,784	7,858,232
UnitedHealth Group, Inc.	60,780	25,036,498
Zimmer Biomet Holdings, Inc.	82,211	13,838,578
		417,391,860
Industrials—15.4%
Allegion PLC	44,762	6,288,166
Allison Transmission Holdings, Inc.(a)	178,261	7,542,223
Altra Industrial Motion Corp.	87,969	5,778,684
AMETEK, Inc.	76,992	10,401,619
Boeing Co., (The)*	76,272	18,840,709
BWX Technologies, Inc.	182,619	11,420,992
Caterpillar, Inc.	36,066	8,694,791
Curtiss-Wright Corp.	91,285	11,439,836
Dover Corp.	67,112	10,100,356
Eaton Corp., PLC	58,677	8,522,834
EnerSys	63,298	5,965,204
Expeditors International of Washington, Inc.	69,854	8,779,949
General Dynamics Corp.	49,860	9,468,913
Howmet Aerospace, Inc.*	420,881	14,932,858
Huron Consulting Group, Inc.*	131,775	7,209,410
Landstar System, Inc.	38,401	6,547,370
Leidos Holdings, Inc.	92,203	9,473,858
ManpowerGroup, Inc.	44,730	5,411,883
Masco Corp.(a)	146,245	8,820,036
Oshkosh Corp.	66,447	8,733,794
Owens Corning	103,597	11,048,620
PACCAR, Inc.	97,210	8,900,548
Robert Half International, Inc.	79,912	7,095,386
Science Applications International Corp.	165,342	14,857,632
Sensata Technologies Holding PLC*	140,072	8,324,479
Textron, Inc.	175,368	12,007,447
United Parcel Service, Inc., Class B	65,721	14,103,727
Wabtec Corp.	105,905	8,764,698
WESCO International, Inc.*	143,822	15,327,111
		284,803,133
Information Technology—9.4%
Amdocs Ltd.	110,202	8,606,776
Analog Devices, Inc.(a)	37,738	6,211,675
Arrow Electronics, Inc.*	81,904	9,855,508
Belden, Inc.	68,904	3,486,542
Cisco Systems, Inc.	291,733	15,432,676
Cognizant Technology Solutions Corp., Class A	189,319	13,547,668
Fidelity National Information Services, Inc.	71,601	10,667,117
Flex Ltd.*	523,975	9,573,023
Hewlett Packard Enterprise Co.	378,631	6,042,951
Jabil, Inc.	281,756	15,905,126
NortonLifeLock, Inc.	215,945	5,973,039
Oracle Corp.	327,473	25,785,224
Qorvo, Inc.*	98,391	17,978,003
SS&C Technologies Holdings, Inc.	163,759	12,096,877
TE Connectivity Ltd.	61,566	8,353,275
Western Digital Corp.*	57,555	4,329,863
		173,845,343
Materials—4.4%
Cemex SAB de CV - SP ADR*	692,864	5,736,914
Corteva, Inc.	234,123	10,652,596
CRH PLC - SP ADR	193,665	10,084,136
DuPont de Nemours, Inc.	148,500	12,561,615
FMC Corp.	130,830	15,266,553
Ingevity Corp.*	61,880	5,093,343
Mosaic Co., (The)	279,341	10,095,384
Trinseo SA	67,765	4,400,659
Valvoline, Inc.	233,485	7,705,005
		81,596,205
TOTAL COMMON STOCKS
(Cost $1,092,534,360)		1,816,097,549
RIGHTS—0.0%
Information Technology—0.0%
CVR Banctec Inc. - Escrow Shares*‡	14,327	0
TOTAL RIGHTS
(Cost $0)		0

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—2.4%
Mount Vernon Liquid Assets Portfolio, LLC, 0.09%(b)	44,688,050	44,688,050
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
(Cost $44,688,050)		44,688,050
SHORT-TERM INVESTMENTS—1.6%
U.S. Bank Money Market Deposit Account, 0.01%(b)	30,235,783	30,235,783
TOTAL SHORT-TERM INVESTMENTS
(Cost $30,235,783)		30,235,783
TOTAL INVESTMENTS—102.4%
(Cost $1,167,458,193)		1,891,021,382
LIABILITIES IN EXCESS OF OTHER ASSETS—(2.4)%		(44,848,118)
NET ASSETS—100.0%		$1,846,173,264

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
(a)	All or a portion of the security is on loan. At May 31, 2021, the market value of securities on loan was $43,486,889.
(b)	The rate shown is as of May 31, 2021.
‡
Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. As of May 31, 2021, these securities amounted to $0 or 0.0% of net assets.

Industry classifications may be different than those used for compliance monitoring purposes.

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS ALL-CAP VALUE FUND
NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2021 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners All-Cap Value Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2021, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3		INVESTMENTS MEASURED AT NET ASSET VALUE*
Common Stock
Communication Services	$93,615,718	$93,615,718	$-	$-		$-
Consumer Discretionary	180,408,191	180,408,191	-	-		-
Consumer Staples	32,923,927	32,923,927	-	-		-
Energy	100,750,612	100,750,612	-	-		-
Financials	450,762,560	450,762,560	-	-		-
Health Care	417,391,860	417,391,860	-	-		-
Industrials	284,803,133	284,803,133	-	-		-
Information Technology	173,845,343	173,845,343	-	-		-
Materials	81,596,205	81,596,205	-	-		-
Rights	-	-	-	-	**	-
Investments Purchased with Proceeds from Securities Lending Collateral	44,688,050	-	-	-		44,688,050
Short-Term Investments	30,235,783	30,235,783	-	-		-
Total Assets	$1,891,021,382	$1,846,333,332	$-	$-	**	$44,688,050

*Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy included to reconcile to the amounts presented in the Portfolio of Investments.

** Value equals zero as of the end of the reporting period.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s  investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2021, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.